ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
ASSETS HELD FOR SALE	ASSETS HELD FOR SALE
On June 2023, American National finalized an agreement to sell its health insurance business to a third party. The business is being acquired by the third party for cash through the acquisition of 100% of the stock of one of American National's wholly-owned subsidiaries and certain reinsurance transactions. The completion of the transaction will be conditional upon obtaining the required regulatory approvals and is expected to close in the fourth quarter of 2023.

The carrying amounts of the major classes of assets and liabilities classified as held-for-sale are shown below:

AS AT JUN. 30, 2023 US$ MILLIONS	2023
Cash and cash equivalents	$38
Reinsurance recoverables	174
Premiums due and other receivables	37
Other assets	13
Total assets	262

Policy and contract claims	175
Other liabilities	56
Total liabilities	$231

There were no assets held for sale as at December 31, 2022.